Deferred Charges, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred charges, net
Balance at the beginning of the period	$ 17,339
Balance at the end of the period	11,801	$ 17,339
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	17,339	11,455	$ 13,031
Additions	4,643	16,916	7,157
Amortization	(10,181)	(11,032)	(8,733)
Balance at the end of the period	$ 11,801	$ 17,339	$ 11,455
Period of amortization for deferred costs	2 years 6 months